Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet - Black-Scholes Option-Pricing Model [Member] - shares	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet [Line Items]
Common stock price (in Shares)		0.002	0.0011		0.002
Expected volatility	251.36%	227.88%	177.10%	312.00%	227.88%
Expected term	3 years 2 months 4 days	4 years 8 months 4 days	5 years	2 years 11 months 4 days	3 years 5 months 4 days
Risk free rate	0.40%	0.19%	0.24%	0.45%	0.19%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%